CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥) ¥ / shares shares	Mar. 31, 2022 CNY (¥) ¥ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 103,861	¥ 1,636,116	$ 258,092	¥ 657,408	¥ 1,588,031
Cost of revenues	(110,714)	(1,588,398)	(250,564)	(673,711)	(689,292)
Gross profit/ (loss)	(6,853)	47,718	7,528	(16,303)	898,739
Operating expenses:
Sales and marketing	(189,503)	(222,139)	(35,042)	(339,013)	(1,184,997)
Research and development	(31,176)	(36,200)	(5,710)	(74,137)	(140,006)
General and administrative	(74,926)	(151,024)	(23,823)	(277,925)	(402,040)
Losses from guarantee liabilities					(194,385)
(Provision for)/reversal of credit losses, net	(1,939,570)	687	108	(91,593)	(271,372)
Total operating expenses	(2,235,175)	(408,676)	(64,467)	(782,668)	(2,192,800)
Other operating income, net	56,043	82,017	12,938	246,346	1,925
Loss from continuing operations	(2,185,985)	(278,941)	(44,001)	(552,625)	(1,292,136)
Interest income	3,081	3,660	577	45,140	14,958
Interest expenses	(29,029)	(41,222)	(6,503)	(95,953)	(112,587)
Other income	2,420	5,227	825	15,672	71,142
Other expenses	(10,118)	(8,925)	(1,408)	(7,890)	(36,569)
Foreign exchange gains/ (losses)	(388)	(9,336)	(1,473)	(15,887)	4,247
Fair value impact of the issuance of senior convertible preferred shares		186,231	29,377
Gain from disposal of investments, net					28,257
Impairment of long-term investment					(37,775)
Gain from disposal of subsidiaries	179,020
Inducement charge of convertible notes				(121,056)
Loss from continuing operations before income tax expense	(2,040,999)	(143,306)	(22,606)	(732,599)	(1,360,463)
Income tax benefit/(expense)	(326)	(245)	(39)	(33)	2,554
Equity in income of affiliates, net of tax	6,940	328	52	15,657	30,231
Net loss from continuing operations	(2,034,385)	(143,223)	(22,593)	(716,975)	(1,327,678)
Less: net loss attributable to non-controlling interests shareholders	(5,383)			(9)	(1,452)
Net loss from continuing operations, attributable to UXIN LIMITED's ordinary shareholders	(2,029,002)	(143,223)	(22,593)	(716,966)	(1,326,226)
Discontinued operations
Net (loss)/ income from discontinued operations before income tax	(455,177)			295,744	(659,458)
Income tax expense					(2,992)
Net (loss)/ income from discontinued operations	(455,177)			295,744	(662,450)
Net (loss)/ income from discontinued operations attributable to UXIN LIMITED's ordinary shareholders	(455,177)			295,744	(662,450)
Net loss	(2,489,562)	(143,223)	(22,593)	(421,231)	(1,990,128)
Less: net loss attributable to non controlling interests shareholders	(5,383)			(9)	(1,452)
Net loss attributable to UXIN LIMITED's ordinary shareholders	(2,484,179)	(143,223)	(22,593)	(421,222)	(1,988,676)
Net loss attributable to UXIN LIMITED's ordinary shareholders	(2,484,179)	(143,223)	(22,593)	(421,222)	(1,988,676)
Net loss from continuing operations, attributable to ordinary shares	(2,029,002)	(143,223)	(22,593)	(716,966)	(1,326,226)
Comprehensive Income (Loss)
Net loss	(2,489,562)	(143,223)	(22,593)	(421,231)	(1,990,128)
Foreign currency translation	40,028	70,714	11,155	110,983	(17,976)
Total comprehensive loss	(2,449,534)	(72,509)	(11,438)	(310,248)	(2,008,104)
Less: total comprehensive loss attributable to non controlling interests shareholders	(3,927)			(9)	(1,558)
Total comprehensive loss attributable to UXIN LIMITED's ordinary shareholders	(2,445,607)	(72,509)	(11,438)	(310,239)	(2,006,546)
Net loss from continuing operations, attributable to UXIN LIMITED's ordinary shareholders	(2,029,002)	(143,223)	(22,593)	(716,966)	(1,326,226)
Net (loss)/ income from discontinued operations, attributable to UXIN LIMITED's ordinary shareholders	(455,177)			295,744	(662,450)
Net loss attributable to UXIN LIMITED's ordinary shareholders	¥ (2,484,179)	¥ (143,223)	$ (22,593)	¥ (421,222)	¥ (1,988,676)
Weighted average shares outstanding - basic | shares	888,460,868	1,168,419,750	1,168,419,750	1,100,650,208	886,613,598
Weighted average shares outstanding - diluted | shares	888,460,868	1,354,506,021	1,354,506,021	1,330,913,033	886,613,598
Loss per share for ordinary shareholders, basic
Continuing operations | (per share)	¥ (2.28)	¥ (0.12)	$ (0.02)	¥ (0.65)	¥ (1.50)
Discontinued operations | ¥ / shares	(0.51)			0.27	(0.75)
Loss per share for ordinary shareholders, diluted
Continuing operations | (per share)	(2.28)	¥ (2.07)	$ (0.33)	(0.65)	(1.50)
Discontinued operations | ¥ / shares	¥ (0.51)			¥ 0.22	¥ (0.75)
Retail vehicle sales
Revenues:
Total revenues		¥ 780,371	$ 123,101	¥ 463,547
Wholesale vehicle sales
Revenues:
Total revenues		823,466	129,899	51,249
Consumers ("2C") - Commission revenue
Revenues:
Total revenues	¥ 48,038			41,939	¥ 711,362
Consumers ("2C") - Value-added service revenue
Revenues:
Total revenues	40,456			35,248	636,046
Other services
Revenues:
Total revenues	¥ 15,367	¥ 32,279	$ 5,092	¥ 65,425	¥ 240,623